CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income from continuing operations	$ 580.7	$ 618.0	$ 603.9
Cash flow hedges:
Gain (loss) on valuation of derivative financial instruments	0.4	(17.1)	73.8
Deferred income taxes	3.1	6.4	(2.8)
Loss on translation of investments in foreign associates	(17.6)
Defined benefit plans:
Re-measurement gain (loss)	189.0	(83.8)	(69.0)
Deferred income taxes	(50.1)	22.2	18.4
Equity investment:
Gain on revaluation of an equity investment	1.8
Deferred income taxes	(0.2)
Reclassification to income:
Gain related to cash flow hedges	(1.0)		(1.1)
Deferred income taxes	0.6		0.7
Other comprehensive income (loss) from continuing operations	126.0	(72.3)	20.0
Comprehensive income from continuing operations	706.7	545.7	623.9
Income from discontinued operations		33.2	97.5
Comprehensive income	706.7	578.9	721.4
Comprehensive income from continuing operations attributable to
Shareholders	684.9	538.6	617.8
Non-controlling interests	21.8	7.1	6.1
Comprehensive income attributable to
Shareholders	684.9	571.8	715.3
Non-controlling interests	$ 21.8	$ 7.1	$ 6.1